Income Tax (Details 2)	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Dec. 31, 2023	Dec. 31, 2024
Successor [Member]
Statutory federal income tax rate		21.00%	21.00%
Incentive stock options
Change in fair value of derivative warrant liabilities		(2.18%)	(3.52%)
Goodwill impairment loss		(14.34%)
US-Foreign income tax rate difference
Permanent difference		0.22%	(2.04%)
Cancellation of debt income
Rate differential on foreign earnings		0.24%	0.44%
State taxes, net of federal tax benefit		0.93%	(0.24%)
Current federal tax true-up		0.01%	(1.27%)
Provision to return adjustments
Deferred only adjustment
Other
Valuation allowance		0.88%	(11.20%)
Income tax provision		6.76%	3.17%
Predecessor [Member]
Statutory federal income tax rate	21.00%
Incentive stock options	(0.30%)
Change in fair value of derivative warrant liabilities
Goodwill impairment loss
US-Foreign income tax rate difference	1.30%
Permanent difference	0.07%
Cancellation of debt income	(101.38%)
Rate differential on foreign earnings
State taxes, net of federal tax benefit	3.49%
Current federal tax true-up
Provision to return adjustments
Deferred only adjustment	4.80%
Other	(0.35%)
Valuation allowance	71.31%
Income tax provision